Warrants - Preferred A Stock Warrants Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2014	Dec. 31, 2013
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance
Warrants Expired	91,025
Warrants, Ending Balance	68,911,099	5,447,940
Preferred A Stock Warrants
Class Of Warrant Or Right [Line Items]
Warrants, Beginning Balance		2,231,727
Warrants granted		0
Warrants Converted		(2,231,727)
Warrants Expired		0
Warrants, Ending Balance		0	2,231,727
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance		$ 0.16
Weighted Average Exercise Price, Granted		0
Weighted Average Exercise Price, Converted		0.16
Weighted Average Exercise Price, Expired		0
Weighted Average Exercise Price, Warrants Outstanding Ending Balance		$ 0	$ 0.16
Weighted Average Remainder Contractual Term in Years, Converted		2 years 3 months 18 days	3 years 1 month 6 days